Document and Entity Information	Aug. 14, 2020
Prospectus:
Document Type	497
Document Period End Date	Aug. 14, 2020
Entity Registrant Name	Allianz Funds Multi-Strategy Trust
Entity Central Index Key	0001423227
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 14, 2020
Document Effective Date	Aug. 14, 2020
Prospectus Date	Feb. 01, 2020
AllianzGI Global Dynamic Allocation Fund | Class T
Prospectus:
Trading Symbol	ADYTX
AllianzGI Global Dynamic Allocation Fund | Class R6
Prospectus:
Trading Symbol	ADYFX
AllianzGI Global Dynamic Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	AGFAX
AllianzGI Global Dynamic Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	AGAIX
AllianzGI Global Dynamic Allocation Fund | Class R
Prospectus:
Trading Symbol	ASFRX
AllianzGI Global Dynamic Allocation Fund | Class P
Prospectus:
Trading Symbol	AGSPX
AllianzGI Global Dynamic Allocation Fund | Class C
Prospectus:
Trading Symbol	ASACX
AllianzGI Global Dynamic Allocation Fund | Class A
Prospectus:
Trading Symbol	ASGAX